Eaton Vance
California Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Other — 1.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$ 1,123,814
Total Corporate Bonds (identified cost $1,040,000)		$ 1,123,814

Tax-Exempt Municipal Obligations — 130.6%
Security	Principal Amount (000's omitted)	Value
Education — 4.1%
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	$2,865	$ 2,733,984
California Municipal Finance Authority, (Westside Neighborhood School), 5.50%, 6/15/39(1)	600	646,212
		$ 3,380,196
General Obligations — 54.8%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$1,000	$ 1,003,570
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,000	1,094,170
Antelope Valley Community College District, CA, (Election of 2016), 0.00%, 2/1/50	3,500	1,096,340
Brentwood Union School District, CA, (Election of 2016), 5.25%, 8/1/47	1,350	1,465,952
California:
4.85%, 12/1/46	1,500	1,562,655
5.00%, 9/1/52(2)	3,500	3,765,195
5.25%, 9/1/53(2)	5,000	5,515,200
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,000	1,142,710
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	2,000	1,990,900
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/50(2)	2,500	2,478,275
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	1,665	1,679,202
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55(2)	5,000	5,505,400
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 5.00%, 7/1/48(2)	3,500	3,832,045
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/54(2)	5,000	5,002,150
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	$1,500	$ 1,522,155
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	1,000	985,320
Tamalpais Union High School District, CA, (Election of 2024), 4.125%, 8/1/50(2)	3,000	3,044,400
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/47	1,900	1,905,130
		$ 44,590,769
Hospital — 14.4%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$1,250	$ 1,232,000
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	635	637,445
5.00%, 11/15/35	910	912,120
California Health Facilities Financing Authority, (Kaiser Permanente):
4.00%, 11/1/44(2)	6,000	5,933,400
4.00%, 11/1/44	1,000	988,900
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	1,060	1,037,920
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	1,001,250
		$ 11,743,035
Housing — 4.3%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 279,526
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	500	505,465
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	475	422,527
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	1,500	1,568,985
Los Angeles Housing Authority, CA, (Clarendon Apartments), 4.35%, 12/1/49	750	706,905
		$ 3,483,408
Insured - Escrowed/Prerefunded — 6.2%
Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$ 5,011,548
		$ 5,011,548

Eaton Vance
California Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 11.4%
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	$1,125	$ 1,126,856
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	500	393,525
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	250	200,305
Duarte Unified School District, CA, (Election of 2020), (AGM), 4.25%, 8/1/48	1,000	1,013,450
Mountain Empire Unified School District, CA, (Election of 2018), (BAM), 6.00%, 8/1/42	1,000	1,134,510
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	500	500,815
Pittsburg Unified School District, CA, (Election of 2018), (AGM), 4.25%, 8/1/49	250	252,848
Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,662,841
		$ 9,285,150
Insured - Transportation — 7.3%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/52	$6,000	$ 1,656,720
(AMBAC), 0.00%, 10/1/29	5,000	4,255,100
		$ 5,911,820
Insured - Water and Sewer — 0.9%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.25%, 12/1/52	$750	$ 752,857
		$ 752,857
Other Revenue — 0.6%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$500	$ 526,660
		$ 526,660
Senior Living/Life Care — 5.5%
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/48	$1,000	$ 1,055,860
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	750	693,247
California Municipal Finance Authority, (PRS-California Obligated Group), 5.00%, 4/1/49	1,300	1,375,452
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	5	4,946
Green Bonds, 5.00%, 11/15/46(1)	375	367,954
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Statewide Communities Development Authority, (Moldaw Residences), 4.25%, 11/1/44	$1,000	$ 1,019,350
		$ 4,516,809
Special Tax Revenue — 1.5%
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area), 5.00%, 9/1/26	$240	$ 240,336
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	940	943,957
		$ 1,184,293
Transportation — 15.2%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.125%, 4/1/54	$1,000	$ 1,005,590
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	3,000	3,018,630
Los Angeles Department of Airports, CA, (AMT), 5.00%, 5/15/43(2)	5,000	5,141,200
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	1,250	1,308,225
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/45	750	766,485
(AMT), 5.75%, 5/1/48	1,000	1,104,130
		$ 12,344,260
Water and Sewer — 4.4%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(2)	$3,000	$ 3,261,990
Long Beach, CA, Water Revenue, 4.00%, 5/1/54	350	349,818
		$ 3,611,808
Total Tax-Exempt Municipal Obligations (identified cost $104,866,967)		$106,342,613

Taxable Municipal Obligations — 8.0%
Security	Principal Amount (000's omitted)	Value
Education — 3.9%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 4.842%, 10/1/48	$3,000	$ 2,692,470
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	540	480,130
		$ 3,172,600

Eaton Vance
California Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 2.7%
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	$2,500	$ 2,168,400
		$ 2,168,400
Insured - Transportation — 1.4%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/45	$4,000	$ 1,174,240
		$ 1,174,240
Total Taxable Municipal Obligations (identified cost $7,089,911)		$ 6,515,240
Total Investments — 140.0% (identified cost $112,996,878)		$113,981,667
Other Assets, Less Liabilities — (40.0)%		$(32,542,789)
Net Assets — 100.0%		$ 81,438,878
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $3,045,583 or 3.7% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2025, 19.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.6% to 12.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association

The Trust did not have any open derivative instruments at February 28, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
California Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

At February 28, 2025, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,123,814	$ —	$ 1,123,814
Tax-Exempt Municipal Obligations	—	106,342,613	—	106,342,613
Taxable Municipal Obligations	—	6,515,240	—	6,515,240
Total Investments	$ —	$113,981,667	$ —	$113,981,667
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.
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